UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009


                          USAA GROWTH & INCOME FUND



[LOGO OF USAA]
   USAA(R)

                     [GRAPHIC OF USAA GROWTH & INCOME FUND]

 =======================================

     SEMIANNUAL REPORT
     USAA GROWTH & INCOME FUND
     JANUARY 31, 2009

 =======================================

================================================================================

================================================================================

FUND OBJECTIVE

CAPITAL GROWTH AND, SECONDARILY, CURRENT INCOME.
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

--------------------------------------------------------------------------------

FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

================================================================================

2  | USAA GROWTH & INCOME FUND

================================================================================

corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund. o Systematic investment plans do not assure a profit or protect against loss in declining markets.

================================================================================

                                                        PRESIDENT'S MESSAGE |  3

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Loomis, Sayles & Company, L.P.                Wellington Management Company, LLP

   MARK B. BARIBEAU, CFA                         MATTHEW E. MEGARGEL, CFA
   PAMELA N. CZEKANSKI, CFA                      FRANCIS BOGGAN, CFA
   RICHARD SKAGGS, CFA                           JEFF KRIPKE

Barrow, Hanley, Mewhinney & Strauss, Inc.     UBS Global Asset Management
                                              (Americas) Inc.
    MARK GIAMBRONE, CPA
    JAMES P. BARROW                              JOHN LEONARD, CFA
    RAY NIXON, Jr.                               THOMAS M. COLE, CFA
    ROBERT J. CHAMBERS, CFA                      THOMAS DIGENAN, CFA, CPA
    TIMOTHY J. CULLER, CFA                       SCOTT HAZEN, CFA, CPA

--------------------------------------------------------------------------------

o   HOW DID THE FUND PERFORM?

    For the six-month period ended January 31, 2009, the USAA Growth & Income Fund had a total return of -37.66%. This compares to returns of -34.92% for the Russell 3000 Index and -36.35% for the Lipper Multi-Cap Core Funds Index.

    The Fund has four subadvisers. Wellington Management Company, LLP (Wellington Management) manages in a core style that encompasses growth and value. UBS Global Asset Management (Americas) Inc. (UBS) uses a core U.S. large-cap equity strategy. Barrow, Hanley, Mewhinney & Strauss, Inc.
    (BHMS) is a value-oriented manager. Loomis, Sayles & Company, L.P. (Loomis Sayles) is a growth-oriented manager.

    Refer to page 10 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

4  | USAA GROWTH & INCOME FUND

================================================================================

o   HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM?

    The Wellington Management portion of the Fund underperformed the Russell 3000 Index primarily due to weak stock selection, particularly in the energy, materials, and industrials sectors. This was only partially offset by positive stock selection in consumer discretionary and financials. Relative performance in energy was hurt by an underweight to Exxon Mobil Corp., a stock that held up well, and also by positions in Hercules Offshore, Inc. and National-Oilwell Varco, Inc., both of which were more exposed to falling oil and gas prices. In materials, metals and mining company Freeport-McMoRan Copper & Gold, Inc. underperformed due to fears of weakening demand. Coventry Health Care, Inc. also detracted from performance.

    Stock selection and an underweight in financials helped relative results. The Wellington Management portion of the Fund was underweight in Bank of America Corp., whose shares were pummeled, but overweight in global insurance provider ACE Ltd., which held up well as the firm benefited from troubles at American International Group, Inc., one of its major competitors. Retail holdings within consumer discretionary, led by Kohl's Corp., were helpful, as were Cephalon, Inc. and Abbott Laboratories.

o   WHAT'S WELLINGTON MANAGEMENT'S OUTLOOK?

    We are finding attractive individual stocks in several areas, including select software and hardware companies in information technology, and select equipment makers within health care. Financials continue to be this portion of the Fund's largest relative underweight, because we remain concerned about further balance-sheet write-downs and deteriorating loan metrics. Consumer staples remain a significant underweight; the sector is a good example of a purely defensive segment that may offer less protection as investment managers start differentiating between good long-term companies and those permanently impaired by the economic changes.

    You will find a complete list of securities that the Fund owns on pages
    13-24.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

o   HOW DID THE UBS PORTION OF THE FUND PERFORM?

    The portion of the Fund that UBS manages underperformed the Russell 3000 Index, largely due to overweight positions in the oil services and consumer discretionary sectors. After our forecast that energy prices were in a speculative bubble proved correct, we felt comfortable moving into oil services when prices were around $60 to $70, only to see prices move even lower. This hurt a number of holdings that need slightly higher prices to drill and refine profitably. We don't think crude oil prices are any more sustainable at $40 than they are at $140, so while we may have moved into oil services a bit early, as of the writing of this commentary, we are confident that supply-and-demand fundamentals will re-assert themselves as the economy recovers.

    Within consumer discretionary, this portion of the Fund's media stocks detracted as advertising revenues dried up; cruise-line holdings also detracted. We also are analyzing carefully which companies will be the strongest as the economy comes through the recession, leading us to keep Carnival Corp. and sell Royal Caribbean Cruises Ltd. from the UBS portion. We had very good stock selection in financials, but our overweight (which we've reduced) still hurt performance in the UBS portion of the Fund. The strongest performance came from individual stocks such as Medco Health Solutions, Inc., Sunoco, Inc., Wyeth, and Cephalon. The UBS team sold Cephalon from its portion of the Fund before period end for better opportunities elsewhere.

o   WHAT'S UBS' OUTLOOK?

    According to our valuation models, this is the cheapest market we've seen since we began managing this strategy in 1981. As of the writing of this commentary, we think the market is not necessarily rewarding those companies that will survive and thrive as the economy turns

    Sunoco, Inc. was sold out of the Fund prior to January 31, 2009.

================================================================================

6  | USAA GROWTH & INCOME FUND

================================================================================

    around, giving us the opportunity to purchase these stocks at extremely attractive valuations. This is giving us confidence to take on risk once we've analyzed individual company balance sheets carefully and considered that earnings simply are not going to go back to the record levels of 2007. We believe our portion of the Fund is positioned to weather the storm and participate fully in the upside when it comes.

o   HOW DID THE BHMS PORTION OF THE FUND PERFORM?

    The portion of the Fund that BHMS manages significantly outperformed the Russell 3000 Value Index (the Index) during the period. Stock selection, specifically within the industrials, health care, financials, and consumer staples sectors, was a major contributor to relative outperformance. Sector allocation was another important factor, most importantly, a significant underweight position in financials, which remains a very large component of the Index. Energy was the biggest detractor, because this portion of the Fund didn't own Exxon Mobil. The largest stock in the Index, Exxon Mobil held up much better than its peers in the face of plummeting commodity prices.

o   WHAT'S YOUR OUTLOOK?

    We at BHMS continue to find companies across sectors with clean balance sheets, low debt, and strong product lines that we believe, as of the writing of this commentary, will make it through the recession intact and perhaps come out even stronger. We're very concerned about increasing exposure to financials, because their future really depends on government actions that are difficult to analyze from an investment perspective. The next six months could be very tough, and we want to own companies that deserve a premium valuation, but don't have one.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

o   HOW DID THE LOOMIS SAYLES PORTION PERFORM?

    This proved to be a difficult six months for us, because earnings estimates and stock prices fell dramatically. Relative to the Russell 3000 Growth Index, technology hurt performance due to stock selection, and a low weighting in consumer staples detracted from performance, because our high-growth style doesn't apply to this defensive sector naturally. Financial services and health care also detracted from performance in this portion of the Fund.

    Thematically, we at Loomis Sayles focused on companies with strong market share and defendable products, high return on equity, and low debt. Some of our biggest long-term holdings, including Google, Inc. "A" and Apple, Inc., saw their stock prices fall even as their earnings subsequently proved impressive. We added to our technology exposure by buying Hewlett-Packard Co., sold out of asset manager BlackRock Inc. "A," and reduced T. Rowe Price Group, Inc. as these firms' outlooks slid along with asset values. We added to health care companies that have reported consistently good earnings, and did quite well with stock selection in the energy sector in the portion of the Fund that we managed.

o   WHAT'S LOOMIS SAYLES' OUTLOOK?

    We've begun to grow more bullish. As of the writing of this commentary, our valuation models are setting price targets more effectively, and many of our best long-term holdings are swinging back into favor. There was never anything wrong with Google, Apple, Monsanto Co., or First Solar, Inc., but the market indiscriminately punished them because of macroeconomic fear and panic. We expect that the combination of monetary and fiscal stimulus ultimately will help restore earnings visibility, leading to a more normal market environment.

================================================================================

8  | USAA GROWTH & INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA GROWTH & INCOME FUND (Symbol: USGRX)

-------------------------------------------------------------------------------
                                            1/31/09                 7/31/08
-------------------------------------------------------------------------------
Net Assets                              $791.5 Million         $1,292.9 Million
Net Asset Value Per Share                   $9.21                   $14.86

-------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
-------------------------------------------------------------------------------
7/31/08 to 1/31/09*            1 Year               5 Years            10 Years
      -37.66%                  -41.77%               -5.39%              -1.73%

-------------------------------------------------------------------------------
                                EXPENSE RATIO**
-------------------------------------------------------------------------------
                                     1.00%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER MULTI-CAP              USAA GROWTH &
                CORE FUNDS INDEX               INCOME FUND              RUSSELL 3000 INDEX
 1/31/1999         $10,000.00                  $10,000.00                    $10,000.00
 2/28/1999           9,614.78                    9,743.73                      9,645.79
 3/31/1999           9,918.36                   10,183.97                      9,999.72
 4/30/1999          10,322.96                   10,916.75                     10,451.09
 5/31/1999          10,207.62                   10,777.68                     10,252.46
 6/30/1999          10,707.95                   11,294.38                     10,770.57
 7/31/1999          10,472.15                   10,946.12                     10,443.99
 8/31/1999          10,289.63                   10,656.80                     10,325.23
 9/30/1999          10,033.12                   10,280.66                     10,061.33
10/31/1999          10,542.36                   10,684.58                     10,692.44
11/30/1999          10,881.74                   10,728.85                     10,991.68
12/31/1999          11,688.95                   11,106.21                     11,693.04
 1/31/2000          11,358.68                   10,683.33                     11,234.66
 2/29/2000          11,796.29                   10,176.99                     11,338.79
 3/31/2000          12,552.37                   11,278.87                     12,227.05
 4/30/2000          12,086.38                   11,267.72                     11,796.17
 5/31/2000          11,666.33                   11,301.17                     11,464.85
 6/30/2000          12,158.30                   11,272.61                     11,804.30
 7/31/2000          11,968.32                   11,054.75                     11,595.66
 8/31/2000          12,812.66                   11,591.01                     12,455.62
 9/30/2000          12,224.09                   11,205.82                     11,891.66
10/31/2000          12,085.98                   11,456.48                     11,722.34
11/30/2000          11,056.94                   11,069.10                     10,641.87
12/31/2000          11,298.92                   11,438.70                     10,820.71
 1/31/2001          11,688.96                   11,724.24                     11,190.87
 2/28/2001          10,636.70                   11,193.14                     10,168.38
 3/31/2001          10,005.81                   10,718.19                      9,505.55
 4/30/2001          10,816.38                   11,496.44                     10,267.85
 5/31/2001          10,907.52                   11,530.78                     10,350.32
 6/30/2001          10,719.82                   11,230.58                     10,159.47
 7/31/2001          10,504.29                   11,287.91                      9,992.03
 8/31/2001           9,909.14                   10,605.71                      9,402.14
 9/30/2001           8,893.37                    9,749.40                      8,572.63
10/31/2001           9,134.84                    9,864.30                      8,772.09
11/30/2001           9,852.21                   10,611.16                      9,447.74
12/31/2001          10,083.06                   10,737.77                      9,580.90
 1/31/2002           9,860.08                   10,565.45                      9,460.76
 2/28/2002           9,681.99                   10,446.60                      9,267.30
 3/31/2002          10,073.84                   10,756.31                      9,673.63
 4/30/2002           9,645.65                   10,220.88                      9,166.11
 5/31/2002           9,566.64                   10,137.59                      9,059.91
 6/30/2002           8,817.16                    9,406.03                      8,407.74
 7/31/2002           8,121.79                    8,720.98                      7,739.29
 8/31/2002           8,173.18                    8,750.76                      7,775.85
 9/30/2002           7,421.55                    7,874.85                      6,958.84
10/31/2002           7,891.46                    8,411.36                      7,512.95
11/30/2002           8,372.02                    9,013.45                      7,967.57
12/31/2002           7,890.97                    8,453.56                      7,517.12
 1/31/2003           7,757.72                    8,203.13                      7,333.18
 2/28/2003           7,623.79                    8,062.65                      7,212.54
 3/31/2003           7,648.45                    8,107.65                      7,288.38
 4/30/2003           8,243.28                    8,706.86                      7,883.54
 5/31/2003           8,800.73                    9,238.81                      8,359.42
 6/30/2003           8,932.12                    9,415.46                      8,472.23
 7/31/2003           9,104.70                    9,641.82                      8,666.58
 8/31/2003           9,384.67                    9,849.83                      8,858.64
 9/30/2003           9,259.84                    9,707.31                      8,762.46
10/31/2003           9,811.31                   10,344.25                      9,292.76
11/30/2003           9,964.50                   10,497.36                      9,420.76
12/31/2003          10,361.78                   10,923.81                      9,851.66
 1/31/2004          10,605.23                   11,077.06                     10,057.18
 2/29/2004          10,769.94                   11,248.70                     10,192.66
 3/31/2004          10,647.69                   11,088.12                     10,071.67
 4/30/2004          10,423.52                   10,891.87                      9,863.43
 5/31/2004          10,548.36                   11,026.79                     10,006.78
 6/30/2004          10,781.86                   11,343.27                     10,205.66
 7/31/2004          10,339.78                   10,870.89                      9,819.73
 8/31/2004          10,332.18                   10,815.68                      9,860.17
 9/30/2004          10,553.12                   11,002.25                     10,011.74
10/31/2004          10,712.33                   11,094.34                     10,176.18
11/30/2004          11,250.06                   11,653.05                     10,649.23
12/31/2004          11,645.64                   12,085.45                     11,028.67
 1/31/2005          11,380.70                   11,823.15                     10,734.93
 2/28/2005          11,610.79                   12,039.55                     10,971.24
 3/31/2005          11,428.24                   11,846.91                     10,785.67
 4/30/2005          11,117.16                   11,597.51                     10,551.34
 5/31/2005          11,572.37                   12,024.13                     10,951.14
 6/30/2005          11,699.79                   12,081.79                     11,027.64
 7/31/2005          12,195.74                   12,587.66                     11,480.05
 8/31/2005          12,140.20                   12,574.52                     11,370.61
 9/30/2005          12,249.25                   12,657.42                     11,470.09
10/31/2005          11,995.99                   12,354.96                     11,255.27
11/30/2005          12,457.68                   12,887.56                     11,693.10
12/31/2005          12,603.08                   12,918.59                     11,703.59
 1/31/2006          13,071.17                   13,366.47                     12,094.62
 2/28/2006          13,019.21                   13,275.50                     12,116.13
 3/31/2006          13,309.38                   13,397.88                     12,325.56
 4/30/2006          13,474.26                   13,573.06                     12,459.28
 5/31/2006          13,007.51                   12,921.39                     12,060.38
 6/30/2006          12,969.17                   12,944.70                     12,081.72
 7/31/2006          12,813.75                   12,741.01                     12,070.41
 8/31/2006          13,117.02                   12,860.42                     12,365.68
 9/30/2006          13,398.68                   13,282.53                     12,642.49
10/31/2006          13,897.13                   13,697.61                     13,097.59
11/30/2006          14,226.26                   14,084.55                     13,382.57
12/31/2006          14,385.35                   14,152.65                     13,542.84
 1/31/2007          14,698.90                   14,567.99                     13,800.61
 2/28/2007          14,505.16                   14,317.22                     13,574.22
 3/31/2007          14,658.05                   14,560.15                     13,715.51
 4/30/2007          15,228.12                   15,038.17                     14,263.40
 5/31/2007          15,798.26                   15,766.97                     14,783.19
 6/30/2007          15,661.45                   15,610.24                     14,506.33
 7/31/2007          15,160.38                   15,093.03                     14,011.62
 8/31/2007          15,258.28                   15,226.25                     14,212.75
 9/30/2007          15,790.05                   15,782.64                     14,730.91
10/31/2007          16,108.27                   16,292.01                     15,001.13
11/30/2007          15,384.44                   15,602.40                     14,325.80
12/31/2007          15,244.07                   15,496.32                     14,239.11
 1/31/2008          14,387.98                   14,419.18                     13,376.05
 2/29/2008          14,008.87                   13,903.24                     12,960.60
 3/31/2008          13,811.72                   13,704.10                     12,883.81
 4/30/2008          14,505.91                   14,491.59                     13,528.12
 5/31/2008          14,861.44                   14,862.71                     13,805.26
 6/30/2008          13,676.56                   13,714.99                     12,666.04
 7/31/2008          13,476.42                   13,470.08                     12,565.02
 8/31/2008          13,605.05                   13,578.92                     12,760.17
 9/30/2008          12,088.08                   12,153.74                     11,560.40
10/31/2008           9,804.55                    9,853.89                      9,510.05
11/30/2008           8,948.93                    8,935.77                      8,759.34
12/31/2008           9,230.58                    9,072.15                      8,926.91
 1/31/2009           8,577.81                    8,396.75                      8,177.76

                                   [END CHART]

         Data from 1/31/99 to 1/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA GROWTH & INCOME FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                                (% of Net Assets)

Wyeth ..................................................................... 1.7%
AT&T, Inc. ................................................................ 1.6%
Intel Corp. ............................................................... 1.5%
Microsoft Corp. ........................................................... 1.4%
Apple, Inc. ............................................................... 1.4%
General Electric Co. ...................................................... 1.3%
Genzyme Corp. ............................................................. 1.3%
Amgen, Inc. ............................................................... 1.3%
Illinois Tool Works, Inc. ................................................. 1.3%
Exelon Corp. .............................................................. 1.1%

You will find a complete list of securities that the Fund owns on pages 13-24.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                    o SECTOR ASSET ALLOCATION -- 1/31/2009 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Health Care                                                                17.0%
Information Technology                                                     17.0%
Consumer Discretionary                                                     12.5%
Energy                                                                     12.2%
Industrials                                                                12.2%
Financials                                                                  9.7%
Consumer Staples                                                            6.7%
Utilities                                                                   4.7%
Money Market Instruments                                                    2.8%
Telecommunication Services                                                  2.5%
Materials                                                                   2.4%
Exchange-Traded Funds*                                                      0.7%

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA GROWTH & INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               EQUITY SECURITIES (97.6%)

               COMMON STOCKS (96.9%)

               CONSUMER DISCRETIONARY (12.5%)
               ------------------------------
               ADVERTISING (0.7%)
   577,000     Interpublic Group of Companies, Inc.*                                  $  1,921
   130,800     Omnicom Group, Inc.                                                       3,387
                                                                                      --------
                                                                                         5,308
                                                                                      --------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    90,100     Coach, Inc.*                                                              1,316
   111,800     Hanesbrands, Inc.*                                                        1,005
                                                                                      --------
                                                                                         2,321
                                                                                      --------
               APPAREL RETAIL (0.6%)
    38,700     Aeropostale, Inc.*                                                          817
    48,900     Gymboree Corp.*                                                           1,198
    90,000     Ross Stores, Inc.                                                         2,648
                                                                                      --------
                                                                                         4,663
                                                                                      --------
               AUTO PARTS & EQUIPMENT (0.7%)
   164,400     BorgWarner, Inc.                                                          2,775
   246,300     Johnson Controls, Inc.                                                    3,081
                                                                                      --------
                                                                                         5,856
                                                                                      --------
               AUTOMOTIVE RETAIL (0.4%)
    57,100     Advance Auto Parts, Inc.                                                  1,869
    35,400     O'Reilly Automotive, Inc.*                                                1,029
                                                                                      --------
                                                                                         2,898
                                                                                      --------
               CABLE & SATELLITE (1.1%)
   579,900     Comcast Corp. "A"                                                         8,496
                                                                                      --------
               CASINOS & GAMING (0.3%)
   193,600     International Game Technology                                             2,052
                                                                                      --------
               COMPUTER & ELECTRONICS RETAIL (0.8%)
   264,010     Gamestop Corp. "A"*                                                       6,542
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               DEPARTMENT STORES (1.2%)
   171,900     J.C. Penney Co., Inc.                                                  $  2,879
   106,800     Kohl's Corp.*                                                             3,921
   314,000     Macy's, Inc.                                                              2,810
                                                                                      --------
                                                                                         9,610
                                                                                      --------
               EDUCATION SERVICES (0.3%)
    28,000     Apollo Group, Inc. "A"*                                                   2,281
                                                                                      --------
               GENERAL MERCHANDISE STORES (0.8%)
    49,000     Dollar Tree, Inc.*                                                        2,093
   140,928     Family Dollar Stores, Inc.                                                3,913
                                                                                      --------
                                                                                         6,006
                                                                                      --------
               HOME IMPROVEMENT RETAIL (0.9%)
    60,200     Home Depot, Inc.                                                          1,296
   150,000     Lowe's Companies, Inc.                                                    2,741
    58,100     Sherwin-Williams Co.                                                      2,774
                                                                                      --------
                                                                                         6,811
                                                                                      --------
               HOTELS, RESORTS, & CRUISE LINES (1.0%)
   290,600     Carnival Corp.                                                            5,286
   123,400     Royal Caribbean Cruises Ltd.                                                801
   118,300     Starwood Hotels and Resorts Worldwide, Inc.                               1,789
                                                                                      --------
                                                                                         7,876
                                                                                      --------
               HOUSEHOLD APPLIANCES (0.5%)
   132,800     Stanley Works                                                             4,151
                                                                                      --------
               HOUSEWARES & SPECIALTIES (0.3%)
    81,600     Fortune Brands, Inc.                                                      2,611
                                                                                      --------
               INTERNET RETAIL (1.0%)
    91,306     Amazon.com, Inc.*                                                         5,371
    41,106     Priceline.com, Inc.*                                                      2,758
                                                                                      --------
                                                                                         8,129
                                                                                      --------
               MOVIES & ENTERTAINMENT (0.3%)
   425,000     News Corp. "A"                                                            2,716
                                                                                      --------
               RESTAURANTS (1.1%)
    80,000     McDonald's Corp.                                                          4,641
   446,900     Starbucks Corp.*                                                          4,219
                                                                                      --------
                                                                                         8,860
                                                                                      --------
               SPECIALIZED CONSUMER SERVICES (0.1%)
    94,800     Service Corp. International                                                 431
                                                                                      --------

================================================================================

14  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               SPECIALTY STORES (0.1%)
    68,400     Staples, Inc.                                                          $  1,090
                                                                                      --------
               Total Consumer Discretionary                                             98,708
                                                                                      --------
               CONSUMER STAPLES (6.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
    48,000     Archer-Daniels-Midland Co.                                                1,314
                                                                                      --------
               DISTILLERS & VINTNERS (0.5%)
   188,600     Constellation Brands, Inc. "A"*                                           2,738
    25,100     Diageo plc ADR                                                            1,364
                                                                                      --------
                                                                                         4,102
                                                                                      --------
               FOOD DISTRIBUTORS (0.6%)
   206,500     Sysco Corp.                                                               4,603
                                                                                      --------
               FOOD RETAIL (0.3%)
    67,000     Kroger Co.                                                                1,507
    65,600     SUPERVALU, Inc.                                                           1,151
                                                                                      --------
                                                                                         2,658
                                                                                      --------
               HOUSEHOLD PRODUCTS (0.6%)
    26,462     Colgate-Palmolive Co.                                                     1,721
    57,075     Procter & Gamble Co.                                                      3,111
                                                                                      --------
                                                                                         4,832
                                                                                      --------
               HYPERMARKETS & SUPER CENTERS (0.6%)
    41,601     Costco Wholesale Corp.                                                    1,874
    56,500     Wal-Mart Stores, Inc.                                                     2,662
                                                                                      --------
                                                                                         4,536
                                                                                      --------
               PACKAGED FOODS & MEAT (1.0%)
    56,000     General Mills, Inc.                                                       3,312
    37,000     H.J. Heinz Co.                                                            1,350
    37,000     Kellogg Co.                                                               1,617
    56,783     Kraft Foods, Inc. "A"                                                     1,593
                                                                                      --------
                                                                                         7,872
                                                                                      --------
               SOFT DRINKS (1.0%)
   161,770     PepsiCo, Inc.                                                             8,126
                                                                                      --------
               TOBACCO (1.9%)
    86,300     Altria Group, Inc.                                                        1,428
    71,700     Imperial Tobacco Group plc ADR                                            3,915
    23,500     Lorillard, Inc.                                                           1,397
   190,105     Philip Morris International, Inc.                                         7,062

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
    33,000     Reynolds American, Inc.                                                $  1,260
                                                                                      --------
                                                                                        15,062
                                                                                      --------
               Total Consumer Staples                                                   53,105
                                                                                      --------
               ENERGY (12.2%)
               --------------
               COAL & CONSUMABLE FUELS (0.6%)
    16,300     CONSOL Energy, Inc.                                                         444
   176,400     Peabody Energy Corp.                                                      4,410
                                                                                      --------
                                                                                         4,854
                                                                                      --------
               INTEGRATED OIL & GAS (4.5%)
    24,100     BP plc ADR                                                                1,023
   105,600     Chevron Corp.                                                             7,447
    59,400     ConocoPhillips                                                            2,823
    48,860     Exxon Mobil Corp.                                                         3,737
   110,910     Hess Corp.                                                                6,168
   287,130     Marathon Oil Corp.                                                        7,819
    38,800     Murphy Oil Corp.                                                          1,714
    83,900     Occidental Petroleum Corp.                                                4,577
                                                                                      --------
                                                                                        35,308
                                                                                      --------
               OIL & GAS DRILLING (0.5%)
    99,900     Atwood Oceanics, Inc.*                                                    1,664
   189,600     Hercules Offshore, Inc.*                                                    705
    30,900     Noble Corp.                                                                 839
    13,655     Transocean Ltd.*                                                            746
                                                                                      --------
                                                                                         3,954
                                                                                      --------
               OIL & GAS EQUIPMENT & SERVICES (1.6%)
   144,500     Baker Hughes, Inc.                                                        4,815
   331,040     Halliburton Co.                                                           5,710
    85,200     National-Oilwell Varco, Inc.*                                             2,253
                                                                                      --------
                                                                                        12,778
                                                                                      --------
               OIL & GAS EXPLORATION & PRODUCTION (4.5%)
   122,600     Anadarko Petroleum Corp.                                                  4,504
    53,685     Apache Corp.                                                              4,026
    99,200     EOG Resources, Inc.                                                       6,723
    43,000     Noble Energy, Inc.                                                        2,104
    75,000     Range Resources Corp.                                                     2,688
   147,000     Southwestern Energy Co.*                                                  4,653
   180,938     Ultra Petroleum Corp.*                                                    6,483
    40,500     Whiting Petroleum Corp.*                                                  1,174
    87,000     XTO Energy, Inc.                                                          3,227
                                                                                      --------
                                                                                        35,582
                                                                                      --------

================================================================================

16  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   185,900     El Paso Corp.                                                          $  1,521
   194,250     Spectra Energy Corp.                                                      2,818
                                                                                      --------
                                                                                         4,339
                                                                                      --------
               Total Energy                                                             96,815
                                                                                      --------
               FINANCIALS (9.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    30,800     Ameriprise Financial, Inc.                                                  620
   188,100     Bank of New York Mellon Corp.                                             4,842
    46,000     T. Rowe Price Group, Inc.                                                 1,269
                                                                                      --------
                                                                                         6,731
                                                                                      --------
               CONSUMER FINANCE (1.3%)
    99,200     American Express Co.                                                      1,660
    95,400     Capital One Financial Corp.                                               1,511
   456,900     Discover Financial Services                                               3,267
   337,500     SLM Corp.*                                                                3,864
                                                                                      --------
                                                                                        10,302
                                                                                      --------
               DIVERSIFIED BANKS (1.0%)
   404,115     Wells Fargo & Co.                                                         7,638
                                                                                      --------
               INSURANCE BROKERS (0.3%)
    11,510     Marsh & McLennan Companies, Inc.                                            223
    86,600     Willis Group Holdings Ltd.                                                2,144
                                                                                      --------
                                                                                         2,367
                                                                                      --------
               INVESTMENT BANKING & BROKERAGE (1.4%)
   184,510     Charles Schwab Corp.                                                      2,508
    22,015     Goldman Sachs Group, Inc.                                                 1,777
   297,100     Morgan Stanley                                                            6,010
   100,000     TD Ameritrade Holding Corp.*                                              1,124
                                                                                      --------
                                                                                        11,419
                                                                                      --------
               LIFE & HEALTH INSURANCE (1.0%)
   159,100     AFLAC, Inc.                                                               3,693
    67,200     MetLife, Inc.                                                             1,930
   166,300     Principal Financial Group, Inc.                                           2,759
                                                                                      --------
                                                                                         8,382
                                                                                      --------
               MULTI-LINE INSURANCE (0.1%)
    49,900     Hartford Financial Services Group, Inc.                                     657
                                                                                      --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   107,200     Bank of America Corp.                                                       705
   122,800     Citigroup, Inc.                                                             436

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
   161,410     JPMorgan Chase & Co.                                                   $  4,118
                                                                                      --------
                                                                                         5,259
                                                                                      --------
               PROPERTY & CASUALTY INSURANCE (1.7%)
   125,155     ACE Ltd.                                                                  5,464
    51,000     Allstate Corp.                                                            1,105
   148,600     Assured Guaranty Ltd.                                                     1,134
    71,800     Axis Capital Holdings Ltd.                                                1,742
    90,000     Fidelity National Financial, Inc. "A"                                     1,316
    73,000     Travelers Companies, Inc.                                                 2,821
     8,980     XL Capital Ltd. "A"                                                          26
                                                                                      --------
                                                                                        13,608
                                                                                      --------
               REGIONAL BANKS (0.5%)
    46,300     City National Corp.                                                       1,602
   174,000     Fifth Third Bancorp                                                         416
    31,006     Huntington Bancshares, Inc.                                                  89
    43,810     PNC Financial Services Group, Inc.                                        1,425
    26,800     SunTrust Banks, Inc.                                                        329
                                                                                      --------
                                                                                         3,861
                                                                                      --------
               REITs - MORTGAGE (0.4%)
   187,800     Annaly Capital Management, Inc.                                           2,843
                                                                                      --------
               SPECIALIZED FINANCE (0.1%)
   171,200     CIT Group, Inc.                                                             477
                                                                                      --------
               THRIFTS & MORTGAGE FINANCE (0.4%)
    81,300     New York Community Bancorp, Inc.                                          1,077
   154,960     People's United Financial, Inc.                                           2,535
                                                                                      --------
                                                                                         3,612
                                                                                      --------
               Total Financials                                                         77,156
                                                                                      --------
               HEALTH CARE (17.0%)
               -------------------
               BIOTECHNOLOGY (3.9%)
   184,470     Amgen, Inc.*                                                             10,118
    24,600     Cephalon, Inc.*                                                           1,899
    35,520     Genentech, Inc.*                                                          2,886
   147,940     Genzyme Corp.*                                                           10,196
    75,000     Gilead Sciences, Inc.*                                                    3,808
    27,000     Myriad Genetics, Inc.*                                                    2,013
                                                                                      --------
                                                                                        30,920
                                                                                      --------
               HEALTH CARE DISTRIBUTORS (0.2%)
    41,000     Cardinal Health, Inc.                                                     1,544
                                                                                      --------

================================================================================

18  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT (2.8%)
   105,300     Baxter International, Inc.                                             $  6,176
   145,895     Covidien Ltd.                                                             5,594
    27,400     Hospira, Inc.*                                                              682
   188,505     Medtronic, Inc.                                                           6,313
    42,500     St. Jude Medical, Inc.*                                                   1,546
    49,900     Zimmer Holdings, Inc.*                                                    1,816
                                                                                      --------
                                                                                        22,127
                                                                                      --------
               HEALTH CARE SERVICES (2.1%)
    43,700     DaVita, Inc.*                                                             2,054
    50,000     Express Scripts, Inc.*                                                    2,688
   161,700     Medco Health Solutions, Inc.*                                             7,265
   105,100     Omnicare, Inc.                                                            2,938
    41,800     Quest Diagnostics, Inc.                                                   2,063
                                                                                      --------
                                                                                        17,008
                                                                                      --------
               LIFE SCIENCES TOOLS & SERVICES (0.9%)
    48,000     Life Technologies Corp.*                                                  1,222
    50,600     Millipore Corp.*                                                          2,791
    60,900     Pharmaceutical Product Development, Inc.                                  1,455
    42,700     Waters Corp.*                                                             1,544
                                                                                      --------
                                                                                         7,012
                                                                                      --------
               MANAGED HEALTH CARE (2.0%)
    64,600     CIGNA Corp.                                                               1,122
   252,015     Coventry Health Care, Inc.*                                               3,813
    33,600     Humana, Inc.*                                                             1,274
   213,175     UnitedHealth Group, Inc.                                                  6,039
    77,728     WellPoint, Inc.*                                                          3,222
                                                                                      --------
                                                                                        15,470
                                                                                      --------
               PHARMACEUTICALS (5.1%)
   145,030     Abbott Laboratories                                                       8,041
   145,900     Allergan, Inc.                                                            5,562
    54,600     AstraZeneca plc ADR                                                       2,104
   189,315     Bristol-Myers Squibb Co.                                                  4,053
    16,800     Johnson & Johnson                                                           969
   225,000     Mylan, Inc.*                                                              2,549
   200,800     Pfizer, Inc.                                                              2,928
    68,750     Schering-Plough Corp.                                                     1,207
   307,685     Wyeth                                                                    13,221
                                                                                      --------
                                                                                        40,634
                                                                                      --------
               Total Health Care                                                       134,715
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               INDUSTRIALS (12.2%)
               -------------------
               AEROSPACE & DEFENSE (2.8%)
    87,600     Goodrich Corp.                                                         $  3,387
   151,330     Honeywell International, Inc.                                             4,965
    53,400     L-3 Communications Holdings, Inc.                                         4,220
    38,755     Lockheed Martin Corp.                                                     3,179
    99,653     Precision Castparts Corp.                                                 6,472
                                                                                      --------
                                                                                        22,223
                                                                                      --------
               AIR FREIGHT & LOGISTICS (1.3%)
    45,000     C.H. Robinson Worldwide, Inc.                                             2,069
   141,900     FedEx Corp.                                                               7,229
    50,100     Hub Group, Inc. "A"*                                                      1,137
                                                                                      --------
                                                                                        10,435
                                                                                      --------
               BUILDING PRODUCTS (0.2%)
   186,800     Masco Corp.                                                               1,461
                                                                                      --------
               CONSTRUCTION & ENGINEERING (0.5%)
    60,000     AECOM Technology Corp.*                                                   1,519
    74,000     Jacobs Engineering Group, Inc.*                                           2,861
                                                                                      --------
                                                                                         4,380
                                                                                      --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    15,185     Caterpillar, Inc.                                                           468
    50,000     Deere & Co.                                                               1,737
   194,350     PACCAR, Inc.                                                              5,129
    24,200     Terex Corp.*                                                                287
                                                                                      --------
                                                                                         7,621
                                                                                      --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
    62,400     Emerson Electric Co.                                                      2,041
    19,062     First Solar, Inc.*                                                        2,722
    54,300     Thomas & Betts Corp.*                                                     1,161
                                                                                      --------
                                                                                         5,924
                                                                                      --------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
    64,500     ABB Ltd. ADR                                                                842
                                                                                      --------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    16,700     Manpower, Inc.                                                              475
                                                                                      --------
               INDUSTRIAL CONGLOMERATES (1.3%)
   863,570     General Electric Co.                                                     10,475
                                                                                      --------
               INDUSTRIAL MACHINERY (2.5%)
    43,300     Eaton Corp.                                                               1,906
    53,000     Flowserve Corp.                                                           2,826

================================================================================

20  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
    39,300     Graco, Inc.                                                            $    836
   305,900     Illinois Tool Works, Inc.                                                 9,991
    17,500     ITT Corp.                                                                   792
   120,800     Pall Corp.                                                                3,149
                                                                                      --------
                                                                                        19,500
                                                                                      --------
               OFFICE SERVICES & SUPPLIES (0.4%)
    68,000     Avery Dennison Corp.                                                      1,648
    66,600     Herman Miller, Inc.                                                         732
    28,800     Pitney Bowes, Inc.                                                          641
                                                                                      --------
                                                                                         3,021
                                                                                      --------
               RAILROADS (0.7%)
    85,300     Burlington Northern Santa Fe Corp.                                        5,651
                                                                                      --------
               TRUCKING (0.6%)
   132,700     Ryder System, Inc.                                                        4,482
                                                                                      --------
               Total Industrials                                                        96,490
                                                                                      --------
               INFORMATION TECHNOLOGY (17.0%)
               ------------------------------
               APPLICATION SOFTWARE (0.9%)
   132,000     Amdocs Ltd.*                                                              2,233
   181,700     Intuit, Inc.*                                                             4,116
    30,000     Salesforce.com, Inc.*                                                       798
                                                                                      --------
                                                                                         7,147
                                                                                      --------
               COMMUNICATIONS EQUIPMENT (1.7%)
   188,245     Cisco Systems, Inc.*                                                      2,818
    76,565     Corning, Inc.                                                               774
   132,000     Juniper Networks, Inc.*                                                   1,869
    97,800     Nokia Corp. ADR                                                           1,200
   193,495     QUALCOMM, Inc.                                                            6,685
     3,265     Research In Motion Ltd.*                                                    181
                                                                                      --------
                                                                                        13,527
                                                                                      --------
               COMPUTER HARDWARE (3.3%)
   122,300     Apple, Inc.*                                                             11,023
   235,915     Hewlett-Packard Co.                                                       8,198
    79,263     International Business Machines Corp.                                     7,264
                                                                                      --------
                                                                                        26,485
                                                                                      --------
               COMPUTER STORAGE & PERIPHERALS (0.9%)
   171,570     EMC Corp.*                                                                1,894
   284,800     NetApp, Inc.*                                                             4,224
   350,900     Seagate Technology                                                        1,330
                                                                                      --------
                                                                                         7,448
                                                                                      --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
    55,800     Alliance Data Systems Corp.*                                           $  2,321
    63,400     Computer Sciences Corp.*                                                  2,335
    24,000     MasterCard, Inc. "A"                                                      3,259
    68,000     Visa, Inc. "A"                                                            3,356
   199,395     Western Union Co.                                                         2,724
                                                                                      --------
                                                                                        13,995
                                                                                      --------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    35,900     Amphenol Corp. "A"                                                          939
                                                                                      --------
               HOME ENTERTAINMENT SOFTWARE (0.2%)
   160,000     Activision Blizzard, Inc.*                                                1,402
                                                                                      --------
               INTERNET SOFTWARE & SERVICES (1.1%)
    40,400     Akamai Technologies, Inc.*                                                  545
    23,547     Google, Inc. "A"*                                                         7,971
                                                                                      --------
                                                                                         8,516
                                                                                      --------
               IT CONSULTING & OTHER SERVICES (0.4%)
    52,200     Cognizant Technology Solutions Corp. "A"*                                   978
   138,300     Perot Systems Corp. "A"*                                                  1,796
                                                                                      --------
                                                                                         2,774
                                                                                      --------
               SEMICONDUCTOR EQUIPMENT (0.1%)
   108,100     Applied Materials, Inc.                                                   1,013
                                                                                      --------
               SEMICONDUCTORS (3.2%)
   268,400     Analog Devices, Inc.                                                      5,363
   308,400     Broadcom Corp. "A"*                                                       4,888
   934,000     Intel Corp.                                                              12,048
   327,100     Marvell Technology Group Ltd.*                                            2,384
    61,045     Maxim Integrated Products, Inc.                                             808
                                                                                      --------
                                                                                        25,491
                                                                                      --------
               SYSTEMS SOFTWARE (3.3%)
    51,350     BMC Software, Inc.*                                                       1,301
    66,994     McAfee, Inc.*                                                             2,043
   658,640     Microsoft Corp.                                                          11,263
   355,160     Oracle Corp.*                                                             5,977
   249,100     VMware, Inc. "A"*                                                         5,156
                                                                                      --------
                                                                                        25,740
                                                                                      --------
               Total Information Technology                                            134,477
                                                                                      --------
               MATERIALS (2.4%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
   130,300     Celanese Corp. "A"                                                        1,388
                                                                                      --------

================================================================================

22  | USAA GROWTH & INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               DIVERSIFIED CHEMICALS (0.2%)
    63,500     E.I. du Pont de Nemours & Co.                                          $  1,458
                                                                                      --------
               DIVERSIFIED METALS & MINING (0.1%)
    18,210     Freeport-McMoRan Copper & Gold, Inc.                                        458
                                                                                      --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
    14,700     Agrium, Inc.                                                                492
    18,000     CF Industries Holdings, Inc.                                                846
    59,000     Monsanto Co.                                                              4,487
    35,900     Mosaic Co.                                                                1,281
    25,500     Potash Corp. of Saskatchewan, Inc.                                        1,909
                                                                                      --------
                                                                                         9,015
                                                                                      --------
               INDUSTRIAL GASES (0.3%)
    43,000     Praxair, Inc.                                                             2,677
                                                                                      --------
               METAL & GLASS CONTAINERS (0.1%)
    42,300     Pactiv Corp.*                                                               914
                                                                                      --------
               SPECIALTY CHEMICALS (0.3%)
    73,310     Ecolab, Inc.                                                              2,490
                                                                                      --------
               STEEL (0.1%)
    11,400     Nucor Corp.                                                                 465
                                                                                      --------
               Total Materials                                                          18,865
                                                                                      --------
               TELECOMMUNICATION SERVICES (2.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
   508,810     AT&T, Inc.                                                               12,527
   133,000     Verizon Communications, Inc.                                              3,973
                                                                                      --------
                                                                                        16,500
                                                                                      --------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    51,800     NII Holdings, Inc. "B"*                                                   1,005
   857,000     Sprint Nextel Corp.*                                                      2,082
                                                                                      --------
                                                                                         3,087
                                                                                      --------
               Total Telecommunication Services                                         19,587
                                                                                      --------
               UTILITIES (4.7%)
               ----------------
               ELECTRIC UTILITIES (3.0%)
   179,100     American Electric Power Co., Inc.                                         5,615
    96,500     Duke Energy Corp.                                                         1,462
    37,300     Entergy Corp.                                                             2,848
   164,485     Exelon Corp.                                                              8,918
    18,950     FPL Group, Inc.                                                             977

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
    86,800     Pepco Holdings, Inc.                                                   $  1,546
    66,700     Pinnacle West Capital Corp.                                               2,233
                                                                                      --------
                                                                                        23,599
                                                                                      --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   314,900     Dynegy, Inc. "A"*                                                           664
                                                                                      --------
               MULTI-UTILITIES (1.6%)
   145,700     CenterPoint Energy, Inc.                                                  1,949
    61,800     Dominion Resources, Inc.                                                  2,174
    82,900     MDU Resources Group, Inc.                                                 1,649
   108,500     Sempra Energy                                                             4,757
   143,200     Xcel Energy, Inc.                                                         2,644
                                                                                      --------
                                                                                        13,173
                                                                                      --------
               Total Utilities                                                          37,436
                                                                                      --------
               Total Common Stocks (cost: $1,076,825)                                  767,354
                                                                                      --------
               EXCHANGE-TRADED FUNDS (0.7%)
    65,000     Financial Select Sector SPDR                                                601
    27,900     MidCap SPDR Trust Series 1                                                2,525
    28,000     SPDR Trust Series 1                                                       2,315
                                                                                      --------
               Total Exchange-Traded Funds (cost: $7,497)                                5,441
                                                                                      --------
               Total Equity Securities (cost: $1,084,322)                              772,795
                                                                                      --------
               MONEY MARKET INSTRUMENTS (2.8%)

               MONEY MARKET FUNDS (2.8%)
21,642,444     State Street Institutional Liquid Reserve Fund,
                  1.12%(a) (cost: $21,642)                                              21,642
                                                                                      --------

               TOTAL INVESTMENTS (COST: $1,105,964)                                   $794,437
                                                                                      ========

================================================================================

24  | USAA GROWTH & INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

  REIT Real estate investment trust

  SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,105,964)          $  794,437
  Receivables:
     Capital shares sold                                                          804
     Dividends and interest                                                     1,008
     Securities sold                                                            4,903
     Other                                                                        110
                                                                           ----------
         Total assets                                                         801,262
                                                                           ----------
LIABILITIES
  Payables:
     Securities purchased                                                       8,662
     Capital shares redeemed                                                      465
  Accrued management fees                                                         377
  Accrued transfer agent's fees                                                    61
  Other accrued expenses and payables                                             154
                                                                           ----------
         Total liabilities                                                      9,719
                                                                           ----------
             Net assets applicable to capital shares outstanding           $  791,543
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $1,359,397
  Accumulated undistributed net investment income                                 370
  Accumulated net realized loss on investments                               (256,697)
  Net unrealized depreciation of investments                                 (311,527)
                                                                           ----------
             Net assets applicable to capital shares outstanding           $  791,543
                                                                           ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                  85,988
                                                                           ==========
  Net asset value, redemption price, and offering price per share          $     9.21
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

26  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $3)                      $  10,643
  Interest                                                                   255
  Securities lending (net)                                                   126
                                                                       ---------
         Total income                                                     11,024
                                                                       ---------
EXPENSES
  Management fees                                                          2,820
  Administration and servicing fees                                          752
  Transfer agent's fees                                                    1,600
  Custody and accounting fees                                                116
  Postage                                                                    123
  Shareholder reporting fees                                                  33
  Trustees' fees                                                               5
  Registration fees                                                           16
  Professional fees                                                           41
  Other                                                                       16
                                                                       ---------
         Total expenses                                                    5,522
  Expenses paid indirectly                                                   (47)
                                                                       ---------
         Net expenses                                                      5,475
                                                                       ---------
NET INVESTMENT INCOME                                                      5,549
                                                                       ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss                                                     (209,909)
  Change in net unrealized appreciation/depreciation                    (277,432)
                                                                       ---------
         Net realized and unrealized loss                               (487,341)
                                                                       ---------
  Decrease in net assets resulting from operations                     $(481,792)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                   1/31/2009       7/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                           $    5,549      $   10,732
  Net realized loss on investments                                  (209,909)        (24,753)
  Change in net unrealized appreciation/depreciation of
     investments                                                    (277,432)       (144,322)
                                                                  --------------------------
     Decrease in net assets resulting from operations               (481,792)       (158,343)
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (5,891)        (10,003)
  Net realized gains                                                       -        (204,425)
                                                                  --------------------------
     Distributions to shareholders                                    (5,891)       (214,428)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           74,754         173,249
  Reinvested dividends                                                 5,790         210,860
  Cost of shares redeemed                                            (94,261)       (249,958)
                                                                  --------------------------
     Increase (decrease) in net assets from capital
        share transactions                                           (13,717)        134,151
                                                                  --------------------------
  Net decrease in net assets                                        (501,400)       (238,620)
NET ASSETS
  Beginning of period                                              1,292,943       1,531,563
                                                                  --------------------------
  End of period                                                   $  791,543      $1,292,943
                                                                  ==========================
Accumulated undistributed net investment income:
  End of period                                                   $      370      $      712
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          6,700          10,241
  Shares issued for dividends reinvested                                 523          12,133
  Shares redeemed                                                     (8,271)        (14,839)
                                                                  --------------------------
     Increase (decrease) in shares outstanding                        (1,048)          7,535
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

28  | USAA GROWTH & INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is capital growth, and its secondary objective is current income.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

     1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

     2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

         place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price

================================================================================

30  | USAA GROWTH & INCOME FUND

================================================================================

         to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

     6. Repurchase agreements are valued at cost, which approximates market value.

     7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

     the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

     VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
     ---------------------------------------------------------------------------
     Level 1 -- Quoted Prices                                 $794,437,000
     Level 2 -- Other Significant Observable Inputs                      -
     Level 3 -- Significant Unobservable Inputs                          -
     ---------------------------------------------------------------------------
     Total                                                    $794,437,000
     ---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment

================================================================================

32  | USAA GROWTH & INCOME FUND

================================================================================

     companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

     2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $45,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $47,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising

================================================================================

34  | USAA GROWTH & INCOME FUND

================================================================================

     out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $2,000, which represents 2.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $511,920,000 and $508,426,000, respectively.

================================================================================

36  | USAA GROWTH & INCOME FUND

================================================================================

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $17,107,000 and $328,634,000, respectively, resulting in net unrealized depreciation of $311,527,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $126,000, which is net of the 20% income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan.

(6) TRANSACTIONS WITH MANAGER

A. Management fees -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

     the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

     The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Multi-Cap Core Funds Index over the performance period. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds within the Lipper Multi-Cap Core Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 1.00% to 4.00%                  +/- 0.04%
     +/- 4.01% to 7.00%                  +/- 0.05%
     +/- 7.01% and greater               +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

38  | USAA GROWTH & INCOME FUND

================================================================================

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $2,820,000, which is net of a (0.04)% performance adjustment of $(190,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Loomis, Sayles & Company, L.P. (Loomis Sayles), Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), and UBS Global Asset Management (Americas) Inc. (UBS), under which Wellington Management, Loomis Sayles, BHMS, and UBS direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

     The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended
     January 31, 2009, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $216,000.

     The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

     assets that Loomis Sayles manages. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $209,000.

     The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to BHMS, of $314,000.

     The Manager (not the Fund) pays UBS a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that UBS manages. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to UBS, of $377,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $752,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $8,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

================================================================================

40  | USAA GROWTH & INCOME FUND

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,600,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

42  | USAA GROWTH & INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                         YEAR ENDED MAY 31,
                               ----------------------------------------------------------------------------------
                                   2009           2008            2007           2006          2005          2004
                               ----------------------------------------------------------------------------------
Net asset value at
   beginning of period         $  14.86     $    19.26      $    18.14     $    19.16    $    17.72    $    15.76
                               ----------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .06            .12             .13            .10           .13           .04
   Net realized and
      unrealized gain (loss)      (5.64)         (1.80)           3.08            .16          2.61          1.97
                               ----------------------------------------------------------------------------------
Total from investment
   operations                     (5.58)         (1.68)           3.21            .26          2.74          2.01
                               ----------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.07)          (.11)           (.13)          (.10)         (.13)         (.05)
   Realized capital gains             -          (2.61)          (1.96)         (1.18)        (1.17)            -
                               ----------------------------------------------------------------------------------
Total distributions                (.07)         (2.72)          (2.09)         (1.28)        (1.30)         (.05)
                               ----------------------------------------------------------------------------------
Net asset value at
   end of period               $   9.21     $    14.86      $    19.26     $    18.14    $    19.16    $    17.72
                               ==================================================================================
Total return (%)*                (37.64)        (10.69)          18.46(a)        1.22         15.79         12.75
Net assets at
   end of period (000)         $791,543     $1,292,943      $1,531,563     $1,376,986    $1,329,900    $1,130,036
Ratios to average
   net assets:**
   Expenses (%)(b)                 1.10(c)        1.00             .99(a)        1.01          1.00          1.01
   Net investment  income (%)      1.11(c)         .74             .57            .59           .69           .22
Portfolio turnover (%)               51             83             119            179            81            73

  *   Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **   For the six-month period ended January 31, 2009, average net assets were
      $994,073,000.
(a)   For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b)   Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   (.01%)         (.01%)          (.01%)         (.02%)        (.02%)        (.03%)
(c)   Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

44  | USAA GROWTH & INCOME FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                     BEGINNING              ENDING           DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE      AUGUST 1, 2008 -
                                   AUGUST 1, 2008      JANUARY 31, 2009     JANUARY 31, 2009
                                   ----------------------------------------------------------
Actual                               $1,000.00            $  623.60                $4.46
Hypothetical
 (5% return before expenses)          1,000.00             1,019.71                 5.55

* Expenses are equal to the Fund's annualized expense ratio of 1.09%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (37.64)% for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
         (8722)                        or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23432-0309                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.